Personnel expenses - Sensitivity analysis of essential assumptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Defined benefit obligation after reasonable increase in actuarial assumption	kr 218	kr 215	kr 202
Defined benefit obligation after reasonable decrease in actuarial assumption	358	351	324
Service cost after reasonable increase in actuarial assumption	5	5	4
Service cost after reasonable decrease in actuarial assumption	9	8	8
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	5	6	6
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 1	kr 2	kr 4
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (in years)	1 year	1 year	1 year
Decrease in actuarial assumption (in years)	1 year	1 year	1 year
Defined benefit obligation after reasonable increase in actuarial assumption	kr 291	kr 286	kr 266
Defined benefit obligation after reasonable decrease in actuarial assumption	264	260	242
Service cost after reasonable increase in actuarial assumption	7	6	6
Service cost after reasonable decrease in actuarial assumption	7	6	5
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	4	5	6
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 3	kr 4	kr 5